Loss from operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss from operations is stated after charging/(crediting):
Changes in inventories of finished goods and work in progress	£ (976)	£ 202	£ 256
Write down of inventory to net realisable value		151	287
Depreciation of property, plant and equipment
From continuing operations	1,011	974	762
From discontinued operations	5	9	10
Amortisation of intangible assets - product and marketing rights
From continuing operations	100	193	193
From discontinued operations	334	1,384	3,390
Impairment of intangible assets		1,500	11,413
Fees payable to the Company's auditor for the audit of the parent company	111	110	100
Fees payable to the Company's subsidiary auditors for the audits of the susidiary accounts	143	140	139
Fees payable to the Company's auditor for:
Other services	83	100	72
Operating lease expense:
Property	386	277	385
Plant and machinery			194
Arrangement/penalty fees for loan facility	469	57
Foreign exchange(gain)/ loss	212	(39)	31
Loss on disposal of property, plant and equipment	165	27
Equity settled share based payment	£ (36)	£ 520	£ 203